Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Disclosure of assets held for sale	The balance of assets held for sale is comprised as follows:

	December 31, 2015	December 31, 2014
Contract-specific equipment sold to long-term customer	$—	$29,400
Equipment	180	189
	$180	$29,589